Stock Options - Grant-date fair values of stock options (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Stock Options
Expected term	7 years 2 months 15 days	7 years
Volatility	27.03%	30.30%
Dividend rate	0.00%	0.00%
Discount rate	3.32%	1.20%